Investments - Net Realized Capital Gains and Sale of AFS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Gain (Loss) on Securities [Line Items]
Gross gains on sales	$ 14	$ 55	$ 2	$ 166
Gross losses on sales	(20)	(8)	(532)	(32)
Net realized gains (losses) on sales of equity securities	19	0	5	0
Change in net unrealized gains (losses) on equity securities	(2)	0	(24)	1
Net credit losses on fixed maturities, AFS	0	0	(1)	(1)
Intent-to-sell impairments	0	0	0	(6)
Transactional foreign currency revaluation	0	0	0	3
Net realized capital losses	(20)	(242)	(10)	(74)
Assets, unrealized gains (losses) related to equity securities still held	(6)	(59)	(6)
Fixed maturities, available-for-sale	2,976	1,622	6,185	2,824
Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	(25)	(299)	782	(187)
Not Designated as Hedging Instrument | Other
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	37	(54)	506	149
FIA embedded derivative
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives			270
FIA hedging program
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives			(247)
GMWB derivatives, net
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives				82
Macro hedge program
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	(67)	(243)	(1)	(414)
Macro hedge program | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	(100)	(301)	(1)	(414)
Foreign currency swaps and forwards | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	5	(2)	7	(7)
Modified Coinsurance Reinsurance Contract | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	15	22	809	(50)
Other investments
Gain (Loss) on Securities [Line Items]
Other, net	16	(72)	(290)	192
Other investments | Not Designated as Hedging Instrument | Other
Gain (Loss) on Securities [Line Items]
Gain (loss) on derivatives	22	(76)	(303)	199
Mortgage loan
Gain (Loss) on Securities [Line Items]
Current period provision (release)	0	6	(3)	(8)
Fixed Maturities, FVO
Gain (Loss) on Securities [Line Items]
Gross gains on sales	14	55	2	165
Gross losses on sales	(16)	(8)	(531)	(31)
Change in fair value, FVO			(21)
Fixed maturities, available-for-sale	2,372	1,007	5,897	1,789
Limited partnerships and other alternative investments
Gain (Loss) on Securities [Line Items]
Change in fair value, FVO			16
Equity securities, at fair value
Gain (Loss) on Securities [Line Items]
Assets, unrealized gains (losses) related to equity securities still held	$ (3)	$ 1	$ (24)	$ 4